Paras Madho
Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

NYSE Group

07081744

CERTNYS

1-85506

RECD S.E.C.
NOV [illegible] 2007
1086

November 30, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Universal American Financial Corp. (Name to be changed to Universal American Corp.), Common Stock, par value $0.01 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A (Amendment No. 1) received on November 29, 2007. Tentative listing date – December 3, 2007.

Sincerely,

PROCESSED
DEC 1 2 2007
THOMSON
FINANCIAL

END